FEDERATED MDT EQUITY TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

February 28, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED MDT EQUITY TRUST

FEDERATED MDT LARGE CAP VALUE FUND (the “Fund”)

A Shares

B Shares

C Shares

R Shares

Institutional Shares

Service Shares

R6 Shares

T Shares

1933 Act File No. 333-218374

1940 Act File No. 811-23259

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated February 28, 2018, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 2 on February 26, 2018.

If you have any questions regarding this certification, please contact me at (412) 288-1474.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary